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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        May 22, 2006


VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust XIII (the "Trust") (File Nos. 2-74959 and 811-3327) on Behalf of MFS(R) Diversified Income Fund (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 35 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 17, 2006.

     Please call the undersigned at (617) 954-5822 or Susan Peabody at (617) 954-6559 with any questions you may have.

                                        Very truly yours,



                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Vice President & Senior Counsel

CRB/bjn